Loss per Share (Tables)	12 Months Ended
Dec. 31, 2021
Loss per Share
Schedule of anti-dilutive common equivalent shares

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Outstanding options to purchase common shares	25,287,670	15,549,977
Outstanding RSUs	3,946,630	—
Outstanding warrants	36,078,620	—
Outstanding Special Shares and options to purchase Special Shares	136,239,964	—
Total anti-dilutive common equivalent shares	201,552,884	15,549,977